Schedule of Derivative Liabilities at Fair Value (Details) - Designated as Hedging Instrument $ in Thousands	Sep. 30, 2024 USD ($)
2029 Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Value	$ 494,984
Cumulative Hedging Adjustment	169
Tranche A Notes
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Value	308,872
Cumulative Hedging Adjustment	$ 8,872